Note I - Regulatory Matters	12 Months Ended
Dec. 31, 2010
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE I – REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios, as prescribed by regulations, of total and Tier I capital to risk-weighted assets and of Tier I capital to average assets. Management believes, as of December 31, 2010 and 2009, the Bank meets all capital adequacy requirements to which it is subject, as set forth below:

	Actual		Minimum for Adequacy Purposes		Minimum To Be Well Capitalized Under Prompt Corrective Actions Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2010
Total capital (to risk-weighted assets)	$185,768	43.06%	$34,035	8.00%	$42,543	10.00%
Tier 1 capital (to risk-weighted assets)	173,395	40.20%	17,017	4.00%	25,525	6.00%
Tier 1 capital (to average assets)	173,395	27.39%	22,227	4.00%	27,784	5.00%

2009
Total capital (to risk-weighted assets)	$57,061	13.55%	$33,684	8.00%	$42,105	10.00%
Tier 1 capital (to risk-weighted assets)	44,877	10.66%	16,842	4.00%	25,263	6.00%
Tier 1 capital (to average assets)	44,877	9.40%	19,097	4.00%	23,871	5.00%

The Bank has committed to the FDIC to maintain a Tier 1 leverage ratio, calculated as Tier 1 capital to average assets, of at least 10.00% for the three years following the Public Offering.

Federal regulations require institutions to set aside specified amounts of cash as reserves against transaction and time deposits. The daily average gross reserve requirement at December 31, 2010 and 2009 was $720 thousand and $308 thousand, respectively.

The payment of dividends and repurchase of stock by the Company are subject to certain requirements and limitations of North Carolina corporate law. In addition, as a bank holding company, the Company must obtain Federal Reserve Board approval prior to repurchasing its Common Stock in excess of 10% of its consolidated net worth during any twelve-month period unless the Company (i) both before and after the repurchase satisfies capital requirements for "well capitalized" bank holding companies; (ii) is well managed; and (iii) is not the subject of any unresolved supervisory issues.

The Company is a legal entity separate and apart from the Bank. The primary source of funds for distributions paid by the Company is dividends from the Bank, and the Bank is subject to laws and regulations that limit the amount of dividends it can pay. North Carolina law provides that, subject to certain capital requirements, the Bank generally may declare a dividend out of undivided profits as the board of directors deems expedient.

In addition to the foregoing, the ability of either the Company or the Bank to pay dividends may be affected by the various minimum capital requirements and the capital and non-capital standards established under under federal laws and regulations, as described above. Furthermore, if in the opinion of a federal regulatory agency, a bank under its jurisdiction is engaged in or is about to engage in an unsafe or unsound practice (which, depending on the financial condition of the bank, could include the payment of dividends), such agency may require, after notice and hearing, that such bank cease and desist from such practice. The right of the Company, its shareholders and its creditors to participate in any distribution of assets or earnings of the Bank is further subject to the prior claims of creditors against the Bank.

Effective with the first quarter of 2009, FDIC deposit insurance rates were significantly increased. In addition, during 2009 a special 5 basis point FDIC deposit insurance premium was assessed. As a result, total deposit insurance costs increased from $135 thousand in 2008 to $900 thousand in 2009 and $648 thousand in 2010. In addition, in December of 2009 insured depository institutions were required to make an advance payment of estimated FDIC deposit insurance premiums for the years 2010 through 2012. The Bank was required to make an advance payment totaling $2.1 million which is included in other assets at December 31, 2009. The remaining advance payment at December 31, 2010 of $1.5 million will be expensed based upon regular quarterly assessments.